Income tax expenses	12 Months Ended
Mar. 31, 2017
Income tax expenses
Income tax expenses

7.     Income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Current income tax expense	4,757	7,223	13,495
Deferred taxation	1,659	1,226	281

	6,416	8,449	13,776

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed. The Company's subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2015, 2016 and 2017. The Company's subsidiaries incorporated in other jurisdictions such as Singapore, Indonesia and other southeast Asian countries were subject to income tax charges calculated on the basis of the tax laws enacted or substantially enacted in the countries where the Company's subsidiaries operate and generate income.

Current income tax expense primarily represents the provision for PRC Enterprise Income Tax ("EIT") for subsidiaries operating in the PRC and withholding tax on earnings that have been declared for distribution by PRC subsidiaries to offshore holding companies. Substantially all of the Company's income before income tax and share of results of equity investees are generated by these subsidiaries. These subsidiaries are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws, rules and regulations in the PRC.

Under the PRC Enterprise Income Tax Law (the "EIT Law"), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises. Further, certain subsidiaries were recognized as Software Enterprises and thereby entitled to enjoy full exemption from EIT for two years beginning with their first profitable calendar year and a 50% reduction for the subsequent three calendar years. In addition, a duly recognized Key Software Enterprise within China's national plan can enjoy a preferential EIT rate of 10%. The Key Software Enterprise status is subject to review by the relevant authorities every year. The timing of the annual review and notification by the relevant authorities may vary from year to year, and the related tax adjustments in relation to the change in applicable EIT rate are accounted for in the period in which the Key Software Enterprise status is recognized.

The tax status of the subsidiaries of the Company with major taxable profits is described below:

•

Alibaba (China) Technology Co., Ltd. ("Alibaba China") and Taobao (China) Software Co., Ltd. ("Taobao China"), entities primarily engaged in the operations of the Company's wholesale marketplaces and Taobao Marketplace, respectively, obtained the annual review and notification relating to the renewal of the Key Software Enterprises status for the taxation year of 2015 in August 2016. Accordingly, Alibaba China and Taobao China, which qualified as High and New Technology Enterprises and applied an EIT rate of 15% for the taxation year of 2015, had reflected the tax adjustments to apply an EIT rate of 10% for the taxation year of 2015 with the total adjustment amount of RMB720 million in the consolidated income statement for the year ended March 31, 2017.

The annual review and notification relating to the renewal of the Key Software Enterprises status for the taxation year of 2016 had not yet been obtained as of March 31, 2017. Accordingly, Alibaba China and Taobao China continued to apply an EIT rate of 15% for the taxation year of 2016 as High and New Technology Enterprises.

•

Zhejiang Tmall Technology Co., Ltd. ("Tmall China"), an entity primarily engaged in the operations of Tmall, was recognized as a High and New Technology Enterprise and has been granted the Software Enterprise status and was thereby entitled to enjoy an income tax exemption for two years beginning with its first profitable year in taxation year of 2012, and a 50% reduction for the subsequent three years starting in the taxation year of 2014. Accordingly, Tmall China was entitled to an EIT rate of 12.5% during the taxation years of 2014, 2015 and 2016 and 15% thereafter for so long as Tmall China continues to qualify as a High and New Technology Enterprise.

Most of the remaining PRC entities of the Company are subject to EIT at 25% for the years ended March 31, 2015, 2016 and 2017.

Pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between the PRC and Hong Kong. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies and meet the relevant requirements pursuant to the tax arrangement between the PRC and Hong Kong, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of March 31, 2017, the Company had fully accrued the withholding tax on the earnings distributable by all of the subsidiaries of the Company in the PRC, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB28.2 billion.

Composition of deferred tax assets and liabilities

	As of March 31,
	2016	2017
	(in millions of RMB)
Deferred tax assets
Current:
Tax losses carried forward and others (i)	782	2,010
Less: Valuation allowance	(331)	(1,358)

Total deferred tax assets, current portion (Note 12)	451	652

Non-current:
Licensed copyrights of video content	—	574
Tax losses carried forward and others (i)	1,063	3,959

	1,063	4,533
Less: Valuation allowance	(1,033)	(4,147)

Total deferred tax assets, non-current portion (Note 12)	30	386

Total deferred tax assets	481	1,038

Deferred tax liabilities
Current:
Available-for-sale securities and others	(9)	(207)
Non-current:
Withholding tax on undistributed earnings (ii)	(5,452)	(6,377)
Identifiable intangible assets	(508)	(2,358)
Available-for-sale securities and others	(511)	(1,419)

Total deferred tax liabilities, non-current portion	(6,471)	(10,154)

Total deferred tax liabilities	(6,480)	(10,361)

Net deferred tax liabilities	(5,999)	(9,323)

(i)	Others is primarily comprised of property and equipment, deferred revenue and customer advances, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)

The related deferred tax liabilities as of March 31, 2016 and 2017 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB28.2 billion.

Valuation allowances have been provided on the deferred tax assets mainly related to the tax losses carried forward due to the uncertainty surrounding their realization. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced.

As of March 31, 2017, the accumulated tax losses of subsidiaries incorporated in Singapore, Indonesia and Hong Kong, subject to the agreement of the relevant tax authorities, of RMB1,569 million, RMB1,545 million and RMB1,149 million, respectively, are allowed to be carried forward to offset against future taxable profits. Such carry forward of tax losses in Hong Kong and Singapore has no time limit, while the tax losses in Indonesia will expire, if unused, in the years ending March 31, 2018 through 2022. The accumulated tax losses of subsidiaries incorporated in the PRC, subject to the agreement of the PRC tax authorities, of RMB7,142 million as of March 31, 2017 will expire, if unused, in the years ending March 31, 2018 through 2022.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company:

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB, except per share data)
Income before income tax and share of results of equity investees	32,326	81,468	60,029
Income tax computed at statutory EIT rate (25%)	8,082	20,367	15,007
Effect of different tax rates available to different jurisdictions	33	(869)	(772)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(5,881)	(6,680)	(10,507)
Non-deductible expenses and non-taxable income, net (i)	3,368	(4,994)	6,090
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(1,096)	(1,205)	(1,694)
Withholding tax on the earnings remitted and anticipated to be remitted	1,898	1,573	3,009
Change in valuation allowance, deduction of certain share-based compensation expense and others (iii)	12	257	2,643

Income tax expenses	6,416	8,449	13,776

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	2.57	2.72	4.21

(i)

Expenses not deductible for tax purposes and non-taxable income primarily represent investment income (loss), share-based compensation expense, interest expense and exchange differences. Investment income (loss) during the year ended March 31, 2016 included gains from the revaluation of the Company's remaining equity interest in Alibaba Pictures (Note 4(j)) and from the revaluation of previously held equity interest relating to the acquisition of Alibaba Health (Note 4(h)). Investment income (loss) during the year ended March 31, 2017 included gains from the revaluation of previously held equity interest relating to the acquisition of Damai (Note 4(c)) and Youku Tudou (Note 4(f)).

(ii)

This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables the Company to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.

(iii)

This amount primarily represents valuation allowance against the deferred tax assets associated with operating losses, amortization of licensed copyrights of video content and other timing differences which may not be realized as a tax benefit.